Investment Strategy	Nov. 02, 2026
SMART Small Cap ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Sub-Adviser weights the Fund’s portfolio using third-party proprietary metrics that consider factors such as price to earnings ratios and stocks’ past retracements (that is, the extent to which a stock has pulled back from prior price highs). The Fund limits the maximum weighting of any individual position to 7% of the Fund’s total assets. Although the Fund may invest across various market sectors, exposure to any single sector is limited to no more than 28% of the Fund’s total assets. The Fund’s investment in REITs is limited to no more than 10% of the Fund’s total assets.

SMART Mid Cap ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Sub-Adviser weights the Fund’s portfolio using third-party proprietary metrics that consider factors such as stocks’ past retracements (that is, the extent to which a stock has pulled back from prior price highs), and current trend strength (a measure of how consistently and strongly a stock’s price has been moving in its recent direction). The Fund limits the maximum weighting of any individual position to 8% of the Fund’s total assets. Although the Fund may invest across various market sectors, exposure to any single sector is limited to no more than 25% of the Fund’s total assets. The Fund’s investment in REITs is limited to no more than 10% of the Fund’s total assets.